New standards, amendments and interpretations adopted by the Group (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Accounting Estimates And Errors [Abstract]
Disclosure of initial application of standards or interpretations
A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2019, and have not been applied in preparing these consolidated financial statements.

Standard/Interpretation		Impact	Effective date	Planned application by the Group
New standards, interpretations or amendments
IFRS 16	Leases	1)	January 1, 2019	FY 2019
IFRIC 23	Uncertainty over Income Tax Positions	2)	January 1, 2019	FY 2019
IFRS 9	Amendments to IFRS 9, Prepayment Features with negative Compensation	2)	January 1, 2019	FY 2019
IAS 28	Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures	2)	January 1, 2019	FY 2019
IAS 19	Amendments to IAS 19, Plan Amendment, Curtailment or Settlement	2)	January 1, 2019	FY 2019
Various	Annual Improvements to IFRS Standards 2015-2017 Cycle.	2)	January 1, 2019	FY 2019
Various	Amendments to References to Conceptual Framework in IFRS Standards.	2)	January 1, 2020	FY 2020
IFRS 17	Insurance contracts	2)	January 1, 2021	FY 2021